Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 282,561	$ 279,456	$ 219,203
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 44,610	$ 43,955	$ 46,441
Percentage of partnership's consolidated revenues	16.00%	16.00%	22.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 45,116	$ 45,115	$ 45,115
Percentage of partnership's consolidated revenues	16.00%	17.00%	21.00%
Customer Concentration Risk [Member] | Revenues [Member] | Equinor Shipping Inc, a subsidiary of Equinor ASA
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 20,728	$ 23,426	$ 23,189
Percentage of partnership's consolidated revenues	7.00%	8.00%	11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 36,346	$ 36,978	$ 28,129
Percentage of partnership's consolidated revenues	13.00%	13.00%	13.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 66,199	$ 81,816	$ 51,259
Percentage of partnership's consolidated revenues	23.00%	29.00%	24.00%
Customer Concentration Risk [Member] | Revenues [Member] | Galp Sinopec Brasil Services BV
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 35,541	$ 30,029	$ 734
Percentage of partnership's consolidated revenues	13.00%	11.00%	1.00%